UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       November 12, 2003

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                      Title of                      Value          Invstmt Voting Aut
Name of Issuer          Class    CUSIP             (x$1000) Shares Dscretn   None

AP Pharma Inc.           Com    00202J104                74   33200  Sole     33200
American Express         Com    025816109               266    5900  Sole      5900
Am. Int'l. Group         Com    026874107             13140  227721  Sole    227721
Annadarko                Com    032511107             11183  267801  Sole    267801
BMC Software             Com    055921100               574   41200  Sole     41200
BP Amoco                 Com    055622104               335    7946  Sole      7946
Banner Corp.             Com    06652V109               285   13700  Sole     13700
Boise Cascade            Com    097383103               521   18900  Sole     18900
Bristol Myers Squibb     Com    110122108              1197   46632  Sole     46632
Bldg. Mtrls. Holding     Com    120113105               194   14800  Sole     14800
Cardinal Health          Com    14149Y108             16321  279516  Sole    279516
Cascade Nat. Gas         Com    147339105               411   21000  Sole     21000
Celestica                Com    15101Q108               757   47750  Sole     47750
Chevron Corp.            Com    166751107             13207  184837  Sole    184837
Cisco Systems Inc.       Com    17275R102              6203  316659  Sole    316659
Citigroup                Com    172967101             17898  393271  Sole    393271
Clorox                   Com    189054109               275    6000  Sole      6000
Coca Cola Co.            Com    191216100             12513  291263  Sole    291263
Conoco-Philips           Com    20825C104               365    6662  Sole      6662
Costco                   Com    2160K105              12862  412915  Sole    412915
Disney                   Com    254687106              5864  290749  Sole    290749
EOG Resources            Com    26875P101              5053  121050  Sole    121050
Eden Bioscience          Com    279445100               115   86550  Sole     86550
Eli Lilly & Co           Com    532457108               339    5705  Sole      5705
Emerson Electric         Com    291011104              4486   85202  Sole     85202
Equity Oil Corp.         Com    294749106                44   12000  Sole     12000
Express Scripts          Com    302182100             13972  228635  Sole    228635
Exxon Mobil              Com    30231G102              2694   73596  Sole     73596
First Indus. Realty T    Com    32054K103               279    8700  Sole      8700
General Electric         Com    369604103             13215  443320  Sole    443320
Gillette Co.             Com    375766102               299    9335  Sole      9335
Hewlett Packard          Com    428236103               414   21383  Sole     21383
Home Depot               Com    437076102             12354  387883  Sole    387883
Home Properties of N.    Com    437306103               431   11000  Sole     11000
ICOS Corp.               Com    449295104               920   24000  Sole     24000
Intel Corp.              Com    458140100              2969  107872  Sole    107872
Intl Bus.Machines        Com    459200101               531    6013  Sole      6013
Istar Financial Inc.     Com    45031U101               997   25589  Sole     25589
Johnson & Johnson        Com    478160104               353    7133  Sole      7133
Keytronic                Com    493144109               453  188850  Sole    188850
Lattice Semiconductor    Com    518415104              6630  923455  Sole    923455
Lucent                   Com    549463107                25   11650  Sole     11650
McDonald's Corp.         Com    580135101               274   11625  Sole     11625
Medco Health Solution    Com    58405U102               299   11527  Sole     11527
Merck & Co.              Com    589331107              9902  195608  Sole    195608
Metris Companies         Com    591598107                81   19700  Sole     19700
Microsoft                Com    594918104             16203  582842  Sole    582842
Nordstrom                Com    655664100              4504  181525  Sole    181525
Oracle Corp.             Com    68389X105              4271  379656  Sole    379656
Pfizer Inc.              Com    717081103               984   32389  Sole     32389
Plum Creek Timb.         Com    729251108              1407   55300  Sole     55300
Qualcomm                 Com    747525103              9292  222978  Sole    222978
Railamerica              Com    750753105               286   33200  Sole     33200
Schlumberger             Com    806857108              2795   57755  Sole     57755
Semitool                 Com    816909105               282   35400  Sole     35400
Shurgard Storage         Com    82567D104              1096   31044  Sole     31044
Siebel Systems           Com    826170102               156   15940  Sole     15940
Starbucks                Com    855244109             17134  594932  Sole    594932
Sun Microsystems         Com    866810104               100   30153  Sole     30153
Texas Instruments        Com    882508104              8760  384221  Sole    384221
Verizon Comm.            Com    92343V104              2291   70623  Sole     70623
Wal-Mart                 Com    931142103             15220  272511  Sole    272511
Wash. Fed S & L          Com    938824109               350   13898  Sole     13898
Wash. Mut. Bank          Com    939322103              1534   38954  Sole     38954
Watchguard Tech.         Com    941105108               143   26675  Sole     26675
Weatherford Intl Inc     Com    015083620             10031  265500  Sole    265500
Weyerhauser              Com    962166104              8518  145727  Sole    145727


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:          67

Form 13F Information Table Value Total:  $     296,931